AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 5, 2021

File No. 333-214364

File No. 811-23207

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 10	☒

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 13	☒

BRINKER CAPITAL DESTINATIONS TRUST

(Exact Name of Registrant as Specified in Charter)

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

(Address of Principal Executive Offices, Zip Code)

(610) 407-5500

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

It is proposed that this filing become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On April 7, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a) of Rule 485

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 10 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) solely to designate April 7, 2021 as the new effective date for Post-Effective Amendment No. 9, which was filed with the Securities and Exchange Commission (the “SEC”) on December 23, 2020 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act (Accession No. 0001104659-20-139255) for the purpose of introducing the Destinations Shelter Fund (the “Fund”), a series of Brinker Capital Destinations Trust.

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of Post-Effective Amendment No. 9.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of Post-Effective Amendment No. 9.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 9.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 10 to Registration Statement No. 333-214364 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 5th day of March, 2021.

Brinker Capital Destinations Trust

By:	/s/ Jason B. Moore
Jason B. Moore
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURES	TITLE	DATE

/s/ Jason B. Moore	President	March 5, 2021
Jason B. Moore

	Chief Executive Officer and Trustee	March 5, 2021
Noreen D. Beaman

/s/ Kevin Fustos	Chief Financial Officer and Treasurer	March 5, 2021
Kevin Fustos

*	Chair of the Board	March 5, 2021
Ellyn L. Brown

*	Trustee	March 5, 2021
Joseph V. Del Raso

*	Trustee	March 5, 2021
J. Scott Coleman

*	Trustee	March 5, 2021
Nicholas Marsini, Jr.

*	Trustee	March 5, 2021
Gregory E. McGowan

*By:	/s/ Jason B. Moore
Jason B. Moore
Attorney-in-Fact